Supplemental Financial Statement Information - Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) (Successor [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive loss before reclassifications	$ (5,103)
Amounts reclassified from accumulated other comprehensive income (loss)	(4,527)
Net current period other comprehensive loss	(9,630)	(26,364)	9,718
Balance at December 31, 2013	(26,276)		(16,646)
Foreign Currency Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive loss before reclassifications	(5,825)
Amounts reclassified from accumulated other comprehensive income (loss)	977
Net current period other comprehensive loss	(4,848)
Balance at December 31, 2013	(29,072)		(24,224)
Pension and Other Postretirement Benefit Activity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive loss before reclassifications	722
Amounts reclassified from accumulated other comprehensive income (loss)	(5,504)
Net current period other comprehensive loss	(4,782)
Balance at December 31, 2013	$ 2,796		$ 7,578